Executive Retirement Plan	12 Months Ended
Dec. 31, 2025
Executive Retirement Plan
Executive Retirement Plan

19. Executive Retirement Plan

Effective December 14, 2022, the Company maintains a defined benefit retirement plan for its executive officers. The actuarial determination of the projected benefit obligation was made by calculating the present value of the projected benefit at retirement based on service completed as of the valuation date. This calculation incorporates management’s best estimates of the discount rate of 3.3% (2024: 3.0%), salary escalation of up to 5.0% per annum (2024: 4.5%), and assumed retirement ages for the executive officers ranging from 65 to 74 years old.

The projected benefit obligation was as $21.5 million, $12.9 million, $13.3 million and $6.5 million as of December 31, 2025, 2024, 2023 and as of December 1, 2023, respectively.

Projected periodic benefit cost amounting to $0.8 million, $0.7 million and $0.6 million was recognized in “General and administrative expenses” for the years ended December 31, 2025, 2024 and 2023, respectively, and $1.1 million is expected to be recognized in the year ending December 31, 2026. Interest cost of $0.4 million, $0.4 million and $0.2 million was recognized in “Other finance expenses” for the years ended December 31, 2025, 2024 and 2023, respectively. A net curtailment gain of nil, nil and $0.2 million was recognized under “Other (expense)/income, net” for the years ended December 31, 2025, 2024 and 2023, respectively. Foreign exchange loss/gain of a $1.7 million loss, a $0.7 million gain and a $0.2 million loss was recognized under “Other (expense)/income, net” for the years ended December 31, 2025, 2024 and 2023, respectively.

Actuarial loss from changes in assumptions amounted to $0.4 million loss in 2025, nil in 2024 and $1.1 million loss in 2023. Actuarial loss/gain from experience adjustments amounted to $5.4 million loss in 2025, $0.9 million gain in 2024. Prior service cost arising from the retrospective recognition of past service and experience adjustments amounting to $5.2 million was recognized in 2023.

19. Executive Retirement Plan (Continued)

The defined benefit obligation of $21.5 million, $12.9 million is presented under “Other long-term liabilities” as of December 31, 2025 and 2024, respectively. The accumulated benefit obligation as of December 31, 2025, 2024, and 2023 was $14.6 million, $8.1 million, and $7.7 million respectively.

Prior service cost arising from the retrospective recognition of past service, amounting to $14.2 million as of December 14, 2022, was recognized in other comprehensive loss, of which advances totaling $7.8 million were exercised during the period ended December 31, 2022. In 2023, one additional executive officer was added to the plan and another was appointed to a new position, and as of December 31, 2023, balance of other comprehensive loss was $11.2 million. As of December 31, 2025 and 2024 other comprehensive loss balance, related to prior service cost, amounted to $14.5 million and $9.9 million, respectively.

An actuarial loss due to changes in assumptions and experience adjustments amounting to $5.8 million and was recognized in other comprehensive loss in 2025. An actuarial gain due to experience amounting to $0.9 million was recognized in other comprehensive loss in 2024. An actuarial loss due to changes in assumptions and experience adjustments amounting to $6.3 million, were recognized in other comprehensive loss in 2023.

Prior service cost related to this defined benefit obligation amounting to $1.2 million, $1.1 million and $0.7 million, was reclassified from the other comprehensive loss to “Other (expense)/income, net” for the years ended December 31, 2025, 2024, and 2023, respectively. In addition, $2.2 million of amortization of prior service cost and net loss is expected to be reclassified in the year ending December 31, 2026.

The assumptions used represent management’s best estimates selected from a range of possible actuarial assumptions, which may not necessarily occur in practice. The average remaining working lifetime of the active participants in the defined benefit obligation is 7.8 years as of December 31, 2025. Benefits of $12.7 million are expected to be paid by 2030, based on the assumptions used by the actuaries in measuring the benefit obligations as of December 31, 2025.